ProFunds
7272 Wisconsin Avenue, 21st Floor
Bethesda, Maryland 20814
September 19, 2024
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:
ProFunds (File Nos. 333-28339; 811-08239)
Ladies and Gentlemen:
Transmitted herewith for filing on behalf of ProFunds (the “Trust”) pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 142 under the Securities Act and Amendment No. 144 under the 1940 Act (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The purpose of this filing is to update the registration statement to reflect certain name, investment objective, and investment strategy changes. The Trust elects to update financial information in a subsequent amendment filing pursuant to Rule 485(b).
Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6400.
Sincerely,
/s/Kristen Freeman
Kristen Freeman
Senior Director, Counsel - ProFund Advisors LLC
0